Accrued Expenses and Other Current Liabilities (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Employee-related accruals		$ 13,409	$ 26,933	$ 14,559
Homeowner reserves		4,962	6,120	4,738
Warrant derivative liabilities		6,516	16,833	3,950
Current portion of acquisition liabilities		10,460	26,135	9,920
Other current liabilities		8,675	9,904	6,152
Total accrued expenses and other current liabilities	$ 85,925	$ 44,022	$ 85,925	$ 39,319